10-K Significant accounting policies (Tables)	3 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of restricted cash and cash equivalents
The reconciliation of cash and cash equivalents and restricted cash reported within the applicable balance sheet that sum to the total of the same such amounts shown in the statements of cash flows is as follows:

	Years ended December 31,
	2025	2024	2023
Cash and cash equivalents	$89,213	$93,026	$83,219
Restricted cash	12,360	14,200	8,599
Total cash and cash equivalents and restricted cash	$101,573	$107,226	$91,818

Schedule of cash and cash equivalents
The reconciliation of cash and cash equivalents and restricted cash reported within the applicable balance sheet that sum to the total of the same such amounts shown in the statements of cash flows is as follows:

	Years ended December 31,
	2025	2024	2023
Cash and cash equivalents	$89,213	$93,026	$83,219
Restricted cash	12,360	14,200	8,599
Total cash and cash equivalents and restricted cash	$101,573	$107,226	$91,818

Summary of property, plant and equipment, net
The Company’s property, plant and equipment is segregated into the following asset classes:

Asset Class	Estimated useful lives(2)
Land	Indefinite life
Building and improvements(1)	10-39 years
Furniture and fixtures	3-5 years
Machinery and equipment	3-7 years
Information technology	3-7 years
(1) Leasehold improvements are depreciated over the shorter of the asset’s useful life or the remaining lease term.
(2) At each fiscal year-end, the Company reviews the estimated useful lives, residual values and depreciation methods of its Property, plant and equipment and applies any resulting adjustments prospectively.

Property, plant and equipment, net consist of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Land	$12,937	$7,616
Building and improvements	548,388	499,279
Furniture and fixtures	108,750	86,606
Machinery and equipment	133,648	114,904
Information technology	27,668	27,376
Construction in progress	22,618	67,579
Property, plant and equipment, gross	854,009	803,360
Less: Accumulated depreciation	(333,623)	(260,756)
Property, plant and equipment, net	$520,386	$542,604

The components of the Company’s depreciation expense for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Years Ended December 31,
Depreciation expense(1):	2025	2024	2023
Cost of goods sold	$48,526	$49,399	$48,228
Operating expenses	35,359	33,867	26,286
Total depreciation expense	$83,885	$83,266	$74,514

(1) Includes depreciation expense associated with assets under failed sale and leaseback arrangements. See Note 12 — Failed sale and leaseback arrangements for further detail.

Schedule of intangible assets subject to amortization
The Company's intangible assets are segregated into asset classes with the following estimated useful lives:

Asset class	Estimated useful lives(1)(2)
Non-compete agreements	1-15 years
Trade names	1-20 years
Intellectual property and know-how	5-15 years
Licenses and service agreements	5-30 years
Customer relationships	3 years
Internal-use software	3-5 years

(1) At each fiscal year-end, the Company reviews the estimated useful lives and residual values of its intangible assets and applies any resulting adjustments prospectively.
(2) The Company holds no intangible assets with indefinite useful lives.
Identifiable intangible assets consisted of the following as of December 31, 2025 and 2024:

As of December 31, 2025	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses and service agreements	$1,318,987	$(422,887)	$896,100
Trade names	162,903	(65,877)	97,026
Non-compete agreements	25,244	(14,591)	10,653
Intellectual property and know-how	9,577	(3,790)	5,787
Internal-use software	1,716	(220)	1,496
Customer relationships	71	(18)	53
Intangible assets, net(1)	$1,518,498	$(507,383)	$1,011,115

(1) Intangible assets held by the Company’s international subsidiaries are subject to foreign currency translation adjustments.

As of December 31, 2024	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses and service agreements	$1,289,829	$(331,589)	$958,240
Trade names	166,843	(60,375)	106,468
Non-compete agreements	32,337	(19,490)	12,847
Intellectual property and know-how	9,365	(1,889)	7,476
Internal-use software	370	(4)	366
Intangible assets, net(1)	$1,498,744	$(413,347)	$1,085,397

(1) Intangible assets held by the Company’s international subsidiaries are subject to foreign currency translation adjustments.
The remaining weighted average amortization period for each major class as of December 31, 2025 was as follows:

Asset Class	Weighted Average Amortization (years):
Licenses and service agreements	11.99
Trade names	11.53
Non-compete agreements	5.45
Internal-use software	4.77
Intellectual property and know-how	3.03
Customer relationships	2.25